Basis of Preparation and Summary of Significant Accounting Policies - Summary of Impacts of Adoption of IFRS 9, IFRS 15 and IFRS 16 on Consolidated Statement of Profit or Loss (Detail) - TRY (₺)
₺ / shares in Units, ₺ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	₺ 20,350,557	₺ 17,026,401	₺ 14,100,863
Revenue from financial services	941,918	605,663	184,698
Total revenue	21,292,475	17,632,064	14,285,561
Cost of revenue	(13,785,448)	(11,073,465)	(9,166,384)
Cost of revenue from financial services	(360,545)	(276,709)	(70,223)
Total cost of revenue	(14,145,993)	(11,350,174)	(9,236,607)
Gross profit	6,565,109	5,952,936	4,934,479
Gross profit from financial services	581,373	328,954	114,475
Total gross profit	7,146,482	6,281,890	5,048,954
Other income	241,435	74,438	78,569
Selling and marketing expenses	(1,626,714)	(2,005,420)	(1,910,947)
Administrative expenses	(673,370)	(645,196)	(721,849)
Net impairment losses on financial and contract assets	(346,390)
Other expenses	(381,582)	(773,329)	(312,801)
Operating profit	4,359,861	2,932,383	2,181,926
Finance income	1,932,133	818,436	961,642
Finance costs	(3,619,091)	(1,141,302)	(1,134,441)
Net finance costs	(1,686,958)	(322,866)	(172,799)
Share of profit of equity accounted investees	(87)
Profit before income tax	2,672,816	2,609,517	2,009,127
Income tax expense	(495,481)	(571,758)	(423,160)
Profit for the year	2,177,335	2,037,759	1,543,803
Profit for the year is attributable to:
Owners of the Company	2,021,065	1,979,129	1,492,088
Non-controlling interests	156,270	58,630	51,715
Profit for the year	₺ 2,177,335	₺ 2,037,759	₺ 1,543,803
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 0.93	₺ 0.90	₺ 0.68
Effect Of Change Due to IFRS 9 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Selling and marketing expenses	₺ 141,527
Administrative expenses	225,778
Net impairment losses on financial and contract assets	(346,390)
Operating profit	20,915
Finance costs	(14)
Net finance costs	(14)
Profit before income tax	20,901
Income tax expense	(4,764)
Profit for the year	16,137
Profit for the year is attributable to:
Owners of the Company	16,137
Profit for the year	₺ 16,137
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 0.01
Effect Of Change Due to IFRS 15 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	₺ (18,132)
Revenue from financial services	308
Total revenue	(17,824)
Cost of revenue	(329,447)
Total cost of revenue	(329,447)
Gross profit	(347,579)
Gross profit from financial services	308
Total gross profit	(347,271)
Selling and marketing expenses	523,210
Operating profit	175,939
Profit before income tax	175,939
Income tax expense	(38,015)
Profit for the year	137,924
Profit for the year is attributable to:
Owners of the Company	137,924
Profit for the year	₺ 137,924
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 0.06
Effect Of Change Due to IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Cost of revenue	₺ 51,098
Total cost of revenue	51,098
Gross profit	51,098
Total gross profit	51,098
Other income	35,012
Selling and marketing expenses	51,208
Administrative expenses	50,724
Other expenses	(44,431)
Operating profit	143,611
Finance income	892
Finance costs	(230,663)
Net finance costs	(229,771)
Profit before income tax	(86,160)
Income tax expense	14,696
Profit for the year	(71,464)
Profit for the year is attributable to:
Owners of the Company	(71,464)
Profit for the year	₺ (71,464)
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ (0.03)
31 December 2018 without Adoptions [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Revenue	₺ 20,368,689
Revenue from financial services	941,610
Total revenue	21,310,299
Cost of revenue	(13,507,099)
Cost of revenue from financial services	(360,545)
Total cost of revenue	(13,867,644)
Gross profit	6,861,590
Gross profit from financial services	581,065
Total gross profit	7,442,655
Other income	206,423
Selling and marketing expenses	(2,342,659)
Administrative expenses	(949,872)
Other expenses	(337,151)
Operating profit	4,019,396
Finance income	1,931,241
Finance costs	(3,388,414)
Net finance costs	(1,457,173)
Share of profit of equity accounted investees	(87)
Profit before income tax	2,562,136
Income tax expense	(467,398)
Profit for the year	2,094,738
Profit for the year is attributable to:
Owners of the Company	1,938,468
Non-controlling interests	156,270
Profit for the year	₺ 2,094,738
Basic and diluted earnings per share for profit attributable to owners of the Company (in full TL)	₺ 0.89